UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10569

First Funds

(Exact name of registrant as specified in charter)

First Financial Capital Advisors LLC, 9120 Union Centre Boulevard, West Chester, OH 45069

(Address of principal executive offices)	(Zip code)

Citi Fund Services, 3435 Stelzer Rd., Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code:    (888) 494-8510
Date of fiscal year end:      4/30/08
Date of reporting period:    1/31/08
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
FIRST FUNDS
FIRST CALIBER EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (Unaudited)

	SECURITY
SHARES	DESCRIPTION	VALUE
COMMON STOCKS (99.0%):
Consumer Discretionary (13.6%):
125,350	Crocs, Inc. *	$4,360,927
110,850	GameStop Corp. *	5,734,270
12,810	Google, Inc., Class A *	7,228,683
74,680	priceline.com, Inc. *	8,104,274

		25,428,154

Consumer Staples (4.1%):
53,955	PepsiCo, Inc.	3,679,191
60,207	Procter & Gamble Co.	3,970,652

		7,649,843

Energy (12.3%):
30,400	CNOOC Ltd. ADR	4,430,192
67,365	ConocoPhillips	5,410,757
55,955	Devon Energy Corp.	4,755,056
47,690	National Oilwell Varco, Inc. *	2,872,368
57,700	Suncor Energy, Inc. ADR	5,422,646

		22,891,019

Financial (17.5%):
61,290	Ameriprise Financial, Inc.	3,389,950
21,400	BlackRock, Inc.	4,731,540
60,763	IntercontinentalExchange, Inc. *	8,504,389
101,000	JPMorgan Chase & Co.	4,802,550
244,550	Nasdaq Stock Market, Inc. *	11,315,329

		32,743,758

Health Care (7.1%):
78,000	Gilead Sciences, Inc. *	3,563,820
62,890	Waters Corp. *	3,613,030
76,950	Wellpoint Health Networks, Inc. *	6,017,490

		13,194,340

Industrials (14.8%):
138,000	DryShips, Inc.	10,271,340
97,800	Foster Wheeler Ltd. *	6,696,366
64,410	Jacobs Engineering Group, Inc. *	4,923,501
50,509	Precision Castparts Corp.	5,747,924

		27,639,131

Information Technology (14.7%):
59,580	Apple, Inc. *	8,064,749
123,000	Microsoft Corp.	4,009,800
299,630	Oracle Corp. *	6,157,396
98,895	Research In Motion Ltd. *	9,284,263

		27,516,208

Materials (2.9%):
50,500	CF Industries Holdings, Inc.	5,399,965

Metals (9.0%):
119,510	Cleveland-Cliffs, Inc.	12,170,898
See notes to schedules of portfolio investments.

FIRST FUNDS
FIRST CALIBER EQUITY
SCHEDULE OF PORTFOLIO INVESTMENTS, CONCLUDED
JANUARY 31, 2008 (Unaudited)

	SECURITY
SHARES	DESCRIPTION	VALUE
COMMON STOCKS, CONTINUED:
Metals, Continued:
50,825	Freeport-McMoRan Copper & Gold, Inc.	$4,524,950

		16,695,848

Telecom Services (3.0%):
70,197	AT&T, Inc.	2,701,883
84,200	Vimpel-Communications ADR	2,899,848

		5,601,731

Total Common Stocks		184,759,997

INVESTMENT COMPANIES (1.1%):
2,003,587	First Elite Money Market Fund (a)	2,003,587

Total Investment Companies		2,003,587

Total Investments (Cost $155,705,991) (b) — (100.1%)		$186,763,584

Percentages indicated are based on net assets of $186,658,549.

(a)	Affiliate.

(b)	Represents cost for financial reporting purposes.

*	Represents non-income producing securities.

ADR	American Depositary Receipt
See notes to schedules of portfolio investments.

FIRST FUNDS
FIRST STERLING INCOME
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (Unaudited)

PRINCIPAL	SECURITY
AMOUNT	DESCRIPTION	VALUE
CORPORATE BONDS (53.8%):
Aerospace/Defense (1.5%):
$1,000,000	General Dynamics Corp., 4.50%, 8/15/10	$1,028,338

Banking, Finance & Insurance (34.0%):
2,000,000	Bank of New York Co., Inc., 3.63%, 1/15/09	2,000,244
1,000,000	Bank One Corp., 6.00%, 2/17/09	1,019,430
1,000,000	BankAmerica Corp., 7.13%, 3/1/09	1,032,860
500,000	Capital One Bank, 4.25%, 12/1/08	493,517
1,000,000	Caterpillar Financial Services Corp., 4.30%, 6/1/10	1,012,743
2,000,000	CitiGroup, Inc., 3.88%, 11/3/08	1,969,956
1,000,000	CitiGroup, Inc., 3.63%, 2/9/09	1,000,293
1,000,000	CitiGroup, Inc., 4.75%, 12/15/10	951,680
1,000,000	General Electric Capital Corp., 4.63%, 9/15/09	1,019,335
2,000,000	General Electric Capital Corp., 5.88%, 2/15/12	2,115,342
2,000,000	Goldman Sachs Group, Inc., 5.70%, 9/1/12	2,112,398
1,000,000	International Lease Finance Corp., 4.50%, 5/1/08	1,001,024
1,000,000	John Deere Capital Corp., 3.75%, 1/13/09	1,001,434
2,000,000	Merrill Lynch & Co., 6.05%, 8/15/12	2,081,218
1,150,000	Morgan Stanley Dean Witter, 6.60%, 4/1/12	1,223,714
500,000	Nuveen Investments, 5.00%, 9/15/10	450,000
500,000	SLM Corp., 4.50%, 7/26/10	460,372
1,000,000	Textron Financial Corp., 5.13%, 2/3/11	1,027,523
1,000,000	Washington Mutual, Inc., 5.00%, 3/22/12	881,363

		22,854,446

Computer Peripherals (1.5%):
1,000,000	Cisco Systems, Inc., 5.25%, 2/22/11	1,040,363

Health Care (1.5%):
1,000,000	Humana, Inc., 6.45%, 6/1/16	1,026,402

Industrial Goods & Services (0.8%):
500,000	Weyerhaeuser Co., 6.75%, 3/15/12	530,527

Medical Instruments (0.8%):
500,000	Medtronic, Inc., 4.38%, 9/15/10	511,851

Multimedia (0.8%):
500,000	Walt Disney Co., 5.80%, 10/27/08	509,666

Personal Care (3.0%):
1,000,000	Clorox Co., 4.20%, 1/15/10	1,003,207
1,000,000	Procter & Gamble Co., 3.50%, 12/15/08	1,004,956

		2,008,163

Pharmaceuticals (3.2%):
2,000,000	American Home Products, 6.95%, 3/15/11	2,133,066

Retail (2.9%):
900,000	Wal-Mart Stores, Inc., 4.13%, 7/1/10	914,789
1,000,000	Wal-Mart Stores, Inc., 4.13%, 2/15/11	1,013,035

		1,927,824

Software (1.5%):
1,000,000	Oracle Corp., 5.00%, 1/15/11	1,024,470

Telecommunications (2.3%):
1,000,000	GTE California, Inc., 6.70%, 9/1/09	1,035,036
See notes to schedules of portfolio investments.

FIRST FUNDS
FIRST STERLING INCOME
SCHEDULE OF PORTFOLIO INVESTMENTS, CONCLUDED
JANUARY 31, 2008 (Unaudited)

SHARES OR
PRINCIPAL	SECURITY
AMOUNT	DESCRIPTION	VALUE
CORPORATE BONDS, CONTINUED:
Telecommunications, Continued:
$500,000	SBC Communications, Inc., 4.13%, 9/15/09	$501,591

		1,536,627

Total Corporate Bonds		36,131,743

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (2.5%):
Freddie Mac (2.5%):
1,657,324	5.00%, 9/15/24	1,674,617

Total U.S. Government Agency Collateralized Mortgage Obligations		1,674,617

U.S. TREASURY OBLIGATIONS (8.7%):
U.S. Treasury Notes (8.7%):
2,000,000	4.25%, 11/15/13	2,134,532
1,500,000	4.63%, 7/31/09	1,554,843
2,000,000	5.75%, 8/15/10	2,173,750

Total U.S. Treasury Obligations		5,863,125

U.S. GOVERNMENT AGENCY SECURITIES (33.4%):
Fannie Mae (12.9%):
2,317,500	5.00%, 10/25/16	2,376,996
4,000,000	5.08%, 11/5/15	4,172,500
2,000,000	5.25%, 8/1/12	2,131,676

		8,681,172

Federal Home Loan Bank (4.7%):
1,000,000	4.50%, 1/7/13	1,023,289
2,000,000	5.50%, 10/19/17	2,113,138

		3,136,427

Freddie Mac (15.8%):
2,318,000	5.50%, 9/15/11	2,507,633
5,000,000	5.65%, 2/23/17	5,119,915
3,000,000	6.00%, 6/18/14	3,027,135

		10,654,683

Total U.S. Government Agency Securities		22,472,282

INVESTMENT COMPANIES (0.6%):
413,814	First Elite Money Market Fund (a)	413,814

Total Investment Companies		413,814

Total Investments (Cost $65,566,837) (b) — (99.0%)		$66,555,581

Percentages indicated are based on net assets of $67,200,205.

(a)	Affiliate.

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

FIRST FUNDS
FIRST ELITE MONEY MARKET
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008 (Unaudited)

SHARES OR
PRINCIPAL	SECURITY
AMOUNT	DESCRIPTION	VALUE
U.S. GOVERNMENT AGENCY SECURITIES (80.9%):
Federal Farm Credit Bank (28.1%):
$5,000,000	4.17%, 2/1/08*	$5,000,000
5,000,000	4.19%, 2/6/08*	4,997,138
5,000,000	4.28%, 2/7/08*	4,996,500
5,000,000	4.40%, 2/14/08*	4,992,254
3,000,000	3.70%, 2/22/08*	2,993,630
5,000,000	4.13%, 2/27/08*	4,985,375
5,000,000	3.02%, 3/3/08*	4,987,212
5,000,000	4.71%, 4/15/08*	4,953,442
5,000,000	3.49%, 1/8/09*	4,839,925

		42,745,476

Federal Home Loan Bank (52.8%):
5,000,000	4.28%, 2/5/08*	4,997,644
5,000,000	4.36%, 2/6/08*	4,997,007
4,000,000	2.44%, 2/12/08*	3,997,067
5,000,000	3.80%, 2/13/08*	4,993,767
5,000,000	4.38%, 2/27/08*	4,984,581
5,000,000	4.38%, 2/29/08*	4,983,356
5,000,000	2.85%, 3/5/08*	4,987,167
5,000,000	3.72%, 3/11/08*	4,980,229
5,000,000	4.80%, 3/18/08*	4,970,483
5,000,000	2.82%, 3/24/08*	4,979,994
5,000,000	3.76%, 3/26/08*	4,972,850
3,000,000	4.11%, 4/4/08*	2,978,948
5,000,000	4.38%, 4/9/08*	4,959,483
5,000,000	4.23%, 5/21/08*	4,937,361
5,000,000	4.19%, 5/30/08*	4,933,062
5,000,000	4.22%, 6/6/08*	4,928,600
5,000,000	3.50%, 6/20/08*	4,933,889

		81,515,488

Total U.S. Government Agency Securities		124,260,964

MASTER DEMAND NOTES (16.3%):
Federal Home Loan Bank (16.3%):
25,000,000	3.98%, 11/12/08**	25,000,000

Total Master Demand Notes		25,000,000

INVESTMENT COMPANIES (4.9%):
7,541,961	Goldman Sachs Financial Square Federal Fund	7,541,961

Total Investment Companies		7,541,961

Total Investments (Cost $156,802,925)(a) — (102.1%)		$156,802,925

Percentages indicated are based on net assets of $153,601,170.

*	Discount Note securities. The rate reflected on the Schedule of Portfolio Investments is the effective yield of the security.

**	Variable rate securities. The interest rate on these securities are adjusted periodically to reflect current interest rates. The rate represents the rate that was in effect on January 31, 2008.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

FIRST FUNDS
Notes to Schedules of Portfolio Investments
January 31, 2008 (Unaudited)
1.	Organization:
First Funds (the “Trust”) was organized as a Massachusetts business trust on November 1, 2001, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust presently offers shares of First Caliber Equity, First Sterling Income, and First Elite Money Market, (individually referred to as a “Fund” and collectively as the “Funds”).
The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001 which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders of each class are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.
Each Class A and Trust Class share of the Funds represents identical interests in each Fund’s investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.
The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Securities Valuation:
Investments of First Elite Money Market are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.
Equity securities are generally valued on the basis of market quotations or official closing prices on the principal exchange on which the securities are traded or by an independent pricing service approved by the Board of Trustees. Equity securities quoted by NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Debt securities are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to accurately reflect fair value (such as when the value of a security is materially affected by events occurring before their valuation time but after the close of the primary market on which the security is principally traded) the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of

Trustees determines that this does not result in a fair value. Such valuations received from a pricing service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.
Security Transactions and Related Income:
During the period, security transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Variable and Floating Rate Demand and Master Demand Notes:
The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies, financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.
3.	Federal Income Tax Information:
As of January 31, 2008, the tax cost and unrealized appreciation/(depreciation) of securities was as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
First Caliber Equity	$157,597,567	$34,723,987	$(5,557,970)	$29,166,017
First Sterling Income	67,123,325	—	(567,744)	(567,744)
First Elite Money Market	156,802,925	—	—	—

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Funds

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date	March 26, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date	March 26, 2008

By (Signature and Title)	/s/ J. Franklin Hall
J. Franklin Hall, President

Date	March 26, 2008